Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Successor [Member]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at September 30, 2019, are payable as follows (in thousands):

2019	$6,262
2020	24,814
2021	19,224
2022	3,508
2023	2,791
2024	2,792
Thereafter	4,425
Total	$63,816